Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (2,433,536)	$ (3,598,480)	$ 3,235,686
Adjustments to reconcile net income to net cash (used in) provided by
Depreciation and amortization	488,130	610,369	654,709
Gain from short-term investment	(109,964)	(89,474)	(156,066)
Loss from disposal of property, plant and equipment	68,282
Gain on disposal of subsidary	(25,098)
Provision for credit losses			44,602
Non-cash lease expense	11,489	22,773	22,890
Impairment loss on intangible assets	356,676
Stock compensation	573,000	92,963	464,814
Change in operating assets and liabilities:
(Increase) decrease in accounts receivable	(281)	209	(200)
Decrease (increase) in accounts receivable - related parties		28,969	(22,679)
Increase in inventory	(1,242,867)
(Increase) decrease in other receivables and prepaid expenses	(842,693)	4,162,588	(3,181,230)
Decrease (Increase) in other receivables - related parties	344,219	3,033,580	(2,662,141)
(Decrease) increase in accounts payable	(1,127,554)	(351,404)	1,515,337
(Decrease) increase in accounts payable - related parties	(27,226)	(364)	28,167
Increase (decrease) in deferred revenue	(101,771)	(260,945)	(196,548)
Increase (decrease) in other payables and accrued liabilities	77,417	(9,155)	(919,371)
(Decrease) increase in taxes payable	(3,109)	3,695	(14,427)
(Decrease) in lease liability	(11,489)	(20,734)	(24,928)
Net cash (used in) provided by operating activities	(4,006,375)	3,624,590	(1,211,385)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investments	(45,567,066)	(14,616,672)	(22,152,510)
Proceed from sale of short-term investments	34,532,461	14,340,414	23,965,569
Purchase of cost method investments			(446,024)
Purchase of property, plant and equipment	(59,025)	(192,839)	(708,951)
Proceeds from disposal of property, plant and equipment	37,279
Purchase of intangible assets	(500,000)	(42,151)	(49,613)
Net cash (used in) provided by investing activities	(11,556,351)	(511,248)	608,471
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share subscription			1,000,000
Proceeds released from escrow		600,000
Proceeds from private placement	7,000,000
Cash outflow from disposal of subsidiary	(1,483)
Net cash provided by financing activities	6,998,517	600,000	1,000,000
EFFECT OF EXCHANGE RATE ON CASH AND EQUIVALENTS	(316,939)	(273,869)	(809,912)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,881,148)	3,439,473	(412,826)
CASH AND CASH EQUIVALENTS, beginning of year	32,424,694	28,985,221	29,398,047
CASH AND CASH EQUIVALENTS, end of year	23,543,546	32,424,694	28,985,221
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax		14,455
Cash paid for interest
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Initial recognition of right-of-use assets and lease liabilities			45,659
Transaction costs included in other payables and accrued liabilities	300,000
Purchases of intangible assets included in accounts payable	1,000,000
Cash and cash equivalents	17,068,272	17,684,018	17,188,833
Restricted cash	6,475,274	14,740,676	11,796,388
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 23,543,546	$ 32,424,694	$ 28,985,221